SEGMENT INFORMATION (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 8,198	$ 8,667	$ 16,934	$ 17,610	$ 33,939
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	4,756	5,043	9,144	9,980	18,940
North America [Member]
Segment Reporting Information [Line Items]
Revenues	1,431	1,525	3,606	3,112	6,973
The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	596	782	1,562	1,947	3,302
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	268	598	605	1,065	1,997
India [Member]
Segment Reporting Information [Line Items]
Revenues	545	521	1,809	1,148	2,239
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 602	$ 198	$ 208	$ 358	$ 488